Other Asset and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Other assets:
Prepaid technology expense	$ 1,181	$ 1,409
Prepaid taxes	6,333
Fixed assets	1,106	1,269
Prepaid insurance expense	112	227
Security deposits	355	201
Deferred tax asset	256	79
Other	3,553	1,994
Total other assets	12,896	5,179
Other liabilities:
Servicing principal and interest payable	10,736	9,789
Unapplied cash	4,675	1,025
Accrued professional fees	1,465	1,050
Accounts payable on liability under participation agreements	509	475
Interest payable	3,763	4,833
Accrued tax liability	3,694
Cash held as collateral	330	320
Other	1,093	203
Total other liabilities	$ 26,265	$ 17,695